Fair values of financial assets and liabilities - Schedule of Carrying Values and Fair Values of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Financial assets
Loans and advances to banks	£ 5,661	£ 4,478
Loans and advances to customers	434,968	430,829
Reverse repurchase agreements	52,057	49,708
Debt securities	6,401	4,562
Due from fellow Lloyds Banking Group undertakings	714	739
Financial assets at amortised cost	499,801	490,316
Financial liabilities
Deposits from banks	4,034	3,363
Customer deposits	450,928	449,373
Repurchase agreements at amortised cost	48,153	30,106
Due to fellow Lloyds Banking Group undertakings	1,658	1,490
Debt securities in issue	53,223	48,724
Subordinated liabilities	6,515	8,658
Carrying value
Financial assets
Loans and advances to banks	5,661	4,478
Loans and advances to customers	434,968	430,829
Reverse repurchase agreements	52,057	49,708
Debt securities	6,401	4,562
Due from fellow Lloyds Banking Group undertakings	714	739
Financial assets at amortised cost	499,801	490,316
Financial liabilities
Deposits from banks	4,034	3,363
Customer deposits	450,928	449,373
Repurchase agreements at amortised cost	48,153	30,106
Due to fellow Lloyds Banking Group undertakings	1,658	1,490
Debt securities in issue	53,223	48,724
Subordinated liabilities	6,515	8,658
Fair value
Financial assets
Loans and advances to banks	5,661	4,478
Loans and advances to customers	438,255	434,280
Reverse repurchase agreements	52,057	49,708
Debt securities	6,286	4,615
Due from fellow Lloyds Banking Group undertakings	714	739
Financial assets at amortised cost	502,973	493,820
Financial liabilities
Deposits from banks	4,036	3,364
Customer deposits	450,940	449,455
Repurchase agreements at amortised cost	48,153	30,106
Due to fellow Lloyds Banking Group undertakings	1,658	1,490
Debt securities in issue	53,378	50,683
Subordinated liabilities	£ 6,921	£ 9,363